Annual Fund Operating Expenses - Pioneer Real Estate Shares VCT Portfolio	May 01, 2021
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.66%
Expenses (as a percentage of Assets)	1.46%
Class II
Operating Expenses:
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.66%
Expenses (as a percentage of Assets)	1.71%